TAXATION	12 Months Ended
Dec. 31, 2014
TAXATION
TAXATION

9. TAXATION

(a) Transition from PRC business tax to PRC VAT

The VAT Pilot Program for transition from business tax to VAT for certain services revenues was launched in Shanghai on January 1, 2012. Since August 1, 2012, the VAT Pilot Program was expanded to and completed in other regions, including Beijing, Tianjin, Jiangsu, Zhejiang, Anhui, Fujian, Hubei, Guangdong, Xiamen and Shenzhen, and the VAT Pilot Program was further expanded to nationwide as of August 1, 2013. Prior to the VAT Pilot Program, the Company and its subsidiaries was subject to 5% business tax for revenues from car rental service and designated driving service. After the launch of the VAT Pilot Program, the Company is subject to 17% VAT for the revenues from car rental service and 11% VAT for the revenues from designated driving service, respectively. Furthermore, a 3% simplified VAT rate is applied for car rental services in Shanghai and Beijing if the rented car was purchased and registered with local tax authorities in Shanghai before January 1, 2012 and in Beijing before September 1, 2012.

The VAT input, generated from purchase of vehicles and other property and equipment, and certain business tax paid by the branches and subsidiaries can be used to deduct the VAT payable relating to taxable revenues.

In February 2012, relevant local government authorities in Shanghai issued a notice which provided a temporary financial subsidy for companies incorporated in Shanghai which are subject to higher tax burden due to the VAT Pilot Program. The notice did not specify the duration of such financial subsidy program nor the timing of subsidy remittance. The Company accounts for such government subsidy as other operating income upon cash receipt.

(b) Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% since January 1, 2010. The operation in Hong Kong has incurred net accumulated operating losses for income tax purposes and no income tax provisions are recorded for the period presented.

PRC

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FlEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. Under U.S. GAAP, undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Company has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely. The Company did not record any dividend withholding tax, as it has no retained earnings for any of the periods presented .

Reconciliation of the differences between statutory tax rate and the effective tax rate

As the Company had net operating losses for the years ended December 31, 2013 and 2014, it has not incurred any PRC income taxes for those periods, with the exception of two and seven operating entities in the PRC which incurred income tax expenses in 2013 and 2014, respectively.

The following table sets forth reconciliation between the statutory CIT rate and the effective tax rate:

	For the Years Ended
	December 31,
	2012	2013	2014
Statutory income tax rate	25%	25%	25%
Permanent differences	(4)%	(7)%	2%
Different tax rates in other jurisdictions	(9)%	(5)%	(4)%
Change in valuation allowance	(15)%	(14)%	(25)%
Effective tax rate	(3)%	(1)%	(2)%

Deferred tax assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2013	2014
Current
Deferred tax assets:
Accrued payroll and other expenses	12,554,436	13,204,105
Allowance for doubtful accounts	1,260,432	1,492,412
Less: valuation allowance	(13,814,868)	(14,696,517)
Total current deferred tax assets, net	—	—

Non-current
Deferred tax assets:
Net operating loss carry forwards	42,445,648	61,470,932
Temporary difference on property and equipment	9,888,250	13,529,678
Less: valuation allowance	(52,333,898)	(75,000,610)
Total non-current deferred tax assets, net	—	—
Total deferred tax assets, net	—	—

Movement of valuation allowance

	As of December 31,
	2012	2013	2014
Current
Balance at beginning of the period	8,384,821	10,467,945	13,814,868
Current period addition	2,083,124	3,346,923	881,649
Balance at the end of the period	10,467,945	13,814,868	14,696,517

Non-current
Balance at beginning of the period	11,148,212	34,073,011	52,333,898
Current period addition	22,924,799	18,260,887	22,666,712
Balance at the end of the period	34,073,011	52,333,898	75,000,610

As of December 31, 2014, the Company had net operating loss carryforwards of approximately RMB247,865,012 which arose from the subsidiaries. The carryforward period for net operating losses under the EIT law is five years for the PRC subsidiaries. The net operating loss carryforwards will expire in varying amounts between 2015 to 2019 if not utilized. Other than the expiration, there are no other limitations or restrictions upon the Company’s ability to use these operating loss carryforwards.

A valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future or before their expiration. In making such determination, the Company evaluates a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Company has incurred accumulated net operating losses for income tax purposes since its inception. The Company believes that it is more likely than not that these accumulated net operating losses and other deferred tax assets will not be utilized in the future. Therefore, the Company has provided full valuation allowances for the deferred tax assets as of December 31, 2013 and 2014. Interest and penalties related to income tax matters, if any, are included in provision for income taxes.

Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2013 and 2014, the Company did not have any significant unrecognized uncertain tax positions.